Subsequent events - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Subsequent events
29	Subsequent events

The Company has committed to maintaining investments in strategic projects and improving the provision of services considered essential for long-term growth. In addition, the Company has balanced its net debt to reduce in the long term its cost of capitalization or even reducing debt exposure, as shown below:

a. Business Acquisition of Eleva

As mentioned on Vasta 6K form with SEC (Securities Exchange Commission), the Company on February 22, 2021 announced the execution by its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), of a Sale and Purchase Agreement to acquire (the “Acquisition”), subject to certain conditions precedent, Editora Eleva S.A. (“Editora Eleva”), a K-12 education platform provider, from Eleva Educação S.A. (“Eleva”).

As consideration for the Acquisition in a business combination transaction, Vasta will pay a purchase price amounting to R$ 580 million, subject to certain pre-closing or post-closing price adjustments based on phased price adjustments. The consideration will be divided in installments over a 5-year period (each installment adjusted by the positive variation of 100% of CDI index. In addition to the Acquisition, Saber Serviços Educacionais S.A. (“Saber”), an affiliate of Cogna Group that operates the group’s proprietary schools, agreed to sell them, subject to certain conditions precedent (including, but not limited to, the satisfaction of all conditions precedent for closing of the Acquisition).

Upon closing of the Acquisition, Somos Sistemas and Eleva will enter into a commercial agreement setting forth the main terms that will guide a long-term partnership with Eleva, including the sales of learning systems materials to approximately 90% of the students of the schools currently owned by Eleva, as well as any greenfield or newly-acquired schools with the same business profile and all schools that are acquired from Saber Serviços Educacionais S.A. (“Saber”), an affiliate of Cogna Group, during a period of 10 years.

The commercial agreement also provides for a commercial discount amounting to R$ 15 million per year, valid for the first 4 years after execution of the commercial agreement and granted by Somos Sistemas for the benefit of Eleva. The consummation of the Acquisition is subject to certain customary conditions precedent, including the approval by Brazilian Administrative Council for Economic Defense (“CADE”), the Brazilian antitrust Council, and the closing of the sale of the schools by Saber as described above.

b. Business Acquisition of Sociedade Educacional da Lagoa Ltda.

On March 2, 2021, the Company announced the execution by its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), of a Purchase Agreement to acquire (the “Acquisition”), subject to certain conditions precedent, Sociedade Educacional da Lagoa Ltda. (“SEL”). SEL provides technical and pedagogical services to education platforms, including the maintenance of such platforms, development and improvement of contents and training of professionals. Founded in 1997, SEL currently serves, direct or indirectly, 441 schools, 272 thousand K-12 students and approximately 503 thousand students in the post-secondary and continuing education segment.

The consideration paid is R$ 65,000, of which R$ 28,124 was paid in cash and the remaining balance subject to certain pre-closing or post-closing price adjustments based on phased price adjustments. The consideration will be divided in installments over a 4-year period (each installment adjusted by the positive variation of 100% of CDI index), which corresponds to a multiple of 7.6 times the EBITDA for the year ended December 31, 2020.

c. Intercompany Loans settled

As mentioned in Note 20, the Company kept a loan with Cogna Educação S.A, obtained on April 1, 2020, which accrued interest at CDI+3.75% and maturity date on April 1, 2021. On January 22, 2021, the Company paid the loan by R$ 20,950. The payment is based on continuous capital maintenance which the Company has continuously assessed the financials costs versus investment opportunities.

Vasta Platform (Successor)
Disclosure of non-adjusting events after reporting period [line items]
Subsequent events
28.	Subsequent events

a)	COVID-19

On March 11, 2020, the World Health Organization (WHO) raised the contamination status of the Coronavirus outbreak (“COVID-19”) to a global pandemic, changing the world and Brazilian growth perspectives and adding important risks to Companies in an unprecedented scenario. As a result, managers and administration were required to analyze the situation and implement adequate actions in order to mitigate potential risks imposed by this new pandemic situation. This crisis caused governments around the world to impose a series of measures including: social distance, schools shut down, travel restrictions, lockdowns, closing non-essential businesses, among others, causing major disruptions in the financial, labor and standards market demand, in the logistics chains and, most importantly, impacting society as a whole.

To face this scenario, the Business established a Crisis Committee and developed a work plan covering a series of actions to, first of all, safeguard the physical and mental health of its employees and then preserve operational and financial capacity to face this period. We highlight below the main initiatives carried out by Business:

1)

Preserve the health of our employees, such as implementation of a work from home policy and a temporary closure of our distribution centers and reduced operations once re-opened with implementation of health and safety measures recommended by government authorities;

2)	Business continuity with through online platforms;
3)	Support the financial health, liquidity and cash;
4)	Implement restructuring measures, seeking to preserve jobs and the organization’s longevity;
5)	Implement organizational changes for the post-COVID world;
6)	Strategic Plan for opportunities generated by the crisis;
7)	Philanthropic actions that contribute to mitigate the impacts of COVID-19 on our business segment;
8)	Provide on-line campaigns to promote our products to potential new customers.

Related to sales and services provided to our customers, we emphasize that even after Governments decreed the closure of schools, our customers continued to provide educational services through our virtual platforms. As a result, we had no interruption in the sale and services contracted by our customers.

Despite of the continuity of educational services, the process of isolation and closure of schools, in addition to the restriction of mobility in some cities, brought some uncertainty to the logistics process and our business cycle. As an example, we closed our warehouse for almost a month, which caused delays in new deliveries and the returning of goods as well. Considering this, it is likely that we will have some impacts on revenue and profitability through the quarters of 2020 and, potentially, for the coming years. In addition, several reports and market projections indicate a drop in Brazilian GDP in 2020, which may impact our sales cycle for 2021.

As of the date of the issuance of these combined carve-out financial statements, the Business took the following measures in order to prioritize cash management and increase financial liquidity:

Reduction of costs and expenses

The Business discussed and established, together with the managers and the Crisis Management Committee, a cost and expense reduction plan that is in full execution and following as planned, and we can already highlight:

a)

implementation, as of May or June, depending of the area, the reduction in working hours and consequently wages of our administrative and corporate employees by 25%, for the next 3 months. About 90% of administrative employees were impacted and it was possible by changes in Brazilian labor regulation; and

b)

extensive renegotiation of contracts with suppliers (for example: lease arrangements, printers, IT services, law services, etc) and the cessation of operations of certain transportation companies for undetermined periods. Most of the renegotiations are based on temporary price reduction with some cases including extension of the contract for some period.

Reduction and postponement of investments

Business opted to maintain investments in strategic projects and those related to improving the provision of services, considered essential for long-term growth and partially reduced investments related to non-strategic projects or administrative area, such as IT projects or improvement in performance report indicators. However, Business, will continue to evaluate COVID impacts in its business and in the cash flow and may postpone its plans to expand through acquisitions or investments.

Liquidity risk

In order to cover possible liquidity deficiencies or mismatches between cash and cash equivalents with short-term debt and financial obligations, the Business continues to operate in the finance markets with operations such as reverse factoring as long as this credit line is offered by banks and accepted by the Business suppliers, and also, with the support from its Parent Entity for at least 13 months from the date of the issuance of these combined carve-out financial statements. Thus, the Business expects to have the capacity to meet its short-term obligations and these combined carve-out financial statements have been prepared on the basis that the Business will continue as a going concern.

Parent Company Cogna Educação SA is committed to ensuring, if necessary, that Vasta Platform conducts its business with proper operational continuity and that it has the capacity to settle its obligations.

Impairment tests for goodwill during the subsequent event period

The Business evaluated the circumstances that could indicate an impairment in its non-financial assets and carried out a sensitivity analysis in the long-term model and cash flows, including any impacts / risks that could be estimated based on our best estimate of future cash flows. The conclusion of these tests provided by Business on April 30, 2020, has not shown any adjustments to be considered necessary for these assets. We understand that this procedure meets the normative requirement to perform an impairment test at least once a year or, as in the present case, at any time when there are impairment indicators.

The main assumptions used in the calculations were: (i) 3.5% growth rate in perpetuity (previously presented 6.1%), and; (ii) applied discount rate (WACC) at 10.12% (previously presented 10.08%).

Net Revenue from sales and services and gross margin

We expect sales and services rendered for the first quarter to remain stable over the comparative period in the prior year since annual contracts had been previously executed. However, there are risks related to this Global pandemic event that can impact the Business and may have impacts of its sales and gross margin for full year of 2020, and next years could be impacted if customers do not sign contracts with the same volumes than last year.

Inventories, including rights to returned goods

The Business assessed its inventories and did not identify relevant impacts due to obsolescence or devaluation of inventories and did not identify relevant impacts on the realization of rights to returned goods. One reason also was due to some initiatives carried out by Business, such as temporary closure of distribution centers, resulting in a decrease in production of our learning materials.

Other assets

The Business has not identified any changes in circumstances that indicate the impairment of other assets, but informs that it will continue to actively monitor the impacts derived from the COVID-19 crisis, and if the social distance measures and macroeconomic impacts continue, the conditions of Business’s financial results or results of operations in 2020 may be negatively impacted.

b)	Subsequent acquisition
•	A & R Comercio e Serviços de Informática Ltda (“Pluri”)

On January 2020, the Business concluded the acquisition of Pluri for R $ 27,790. Pluri is an entity based in the State of Recife specialized in solutions such as consulting and technologies for education systems, this acquisition is in line with the Business’ strategy of focusing on the distribution of its operations to other regions.

The payment will be made in three installments, being the first installment already paid, as follow:

31/01/2020: R$ 15,359

31/01/2021: R$ 9,431

31/01/2023: R$ 3,000

•	Mind Makers Editora Educacional (“Mind Makers”)

On February 13, 2020, we entered into a purchase agreement to purchase the entire ownership interest of Mind Makers Editora Educacional Ltda., or MindMakers, a company that offers computer programming and robotics courses and helps students develop skills relevant to their educational progress, such as coding and product development, as well as entrepreneurial and socio-emotional skills including teamwork, leadership and perseverance. The total purchase price was R$18.2 million, R$10.0 million of which was payable upon signing the agreement, with half of the remaining balance payable in 2021 and the other half of the remaining balance payable in 2022, with the 2021 and 2022 payments subject to certain adjustments. The agreement is also subject to certain additional earn-outs that could increase the purchase price by an additional R$6.6 million over the life of the earn-out period.